Borrowings - Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 19,423,355	¥ 17,121,362
Unsubordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	17,565,291	15,208,696
Subordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	249,833	254,064
Liabilities associated with securitization transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,227,590	1,272,714
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 380,641	¥ 385,888